Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Statutory federal income tax rate		35.00%	35.00%	35.00%
Provisional tax benefit recorded		$ (52.1)
Alternative minimum tax credit carryforwards		2.8	$ 3.3
Gross unrecognized tax benefits		1.7	0.4	$ 0.4	$ 0.5
Tax benefit witin provision for income taxes		0.5
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		0.0	59.9
Alternative minimum tax credit carryforwards		$ 2.8	$ 3.3
Scenario, Forecast [Member]
Income Tax Contingency [Line Items]
Statutory federal income tax rate	21.00%